Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	StealthGas Inc.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	20,627,329
Amendment Flag	false
Entity Central Index Key	0001328919
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 42,273,000	$ 43,539,303
Trade and other receivables	3,029,284	1,545,658
Claims receivable	32,835	516,403
Inventories (Note 4)	3,152,407	2,416,108
Advances and prepayments	435,226	628,623
Restricted cash	7,340,655	6,954,363
Vessel held for sale (Note 6)		921,285
Total current assets	56,263,407	56,521,743
Non current assets
Advances for vessels under construction and acquisitions (Note 5)	19,321,045	22,347,811
Vessels, net (Note 6)	634,634,671	613,832,973
Other receivables	224,422
Restricted cash	1,300,000	1,300,000
Deferred finance charges, net of accumulated amortization of $1,374,020 and $1,786,158 (Note 7)	1,295,486	1,707,624
Total non current assets	656,775,624	639,188,408
Total assets	713,039,031	695,710,151
Current liabilities
Payable to related party (Note 3)	7,288,899	7,874,990
Trade accounts payable	5,927,526	6,453,807
Accrued liabilities (Note 8)	2,855,170	4,749,162
Customer deposits	280,000	275,000
Deferred income (Note 9)	3,129,671	2,789,186
Fair value of derivatives (Note 11)	539,904
Current portion of long-term debt (Note 10)	35,787,544	33,166,887
Current portion of long-term debt associated with vessel held for sale (Note 6)		791,823
Total current liabilities	55,808,714	56,100,855
Non current liabilities
Fair value of derivatives (Note 11)	5,409,337	9,401,798
Other non current liabilities	222,770
Long-term debt (Note 10)	309,564,768	317,109,471
Total non current liabilities	315,196,875	326,511,269
Total liabilities	371,005,589	382,612,124
Capital stock
5,000,000 preferred shares authorized and zero outstanding with a par value of $0.01 per share, 100,000,000 common shares authorized 21,104,881 shares issued and 20,552,568 shares outstanding at December 31, 2011 and 21,179,642 shares issued and 20,627,329 shares outstanding at December 31, 2012 with a par value of $0.01 per share (Note 12)	206,273	205,526
Additional paid-in capital (Note 12)	275,792,164	275,761,643
Retained earnings	66,016,627	37,058,140
Accumulated other comprehensive income	18,378	72,718
Total stockholders’ equity	342,033,442	313,098,027
Total liabilities and stockholders’ equity	$ 713,039,031	$ 695,710,151

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Finance Charges, Accumulated Amortization (in Dollars)	$ 1,786,158	$ 1,374,020
Common Stock Par Value (in Dollars per share)	$ 0.01	$ 0.01
Common Stock Shares Authorized (in Shares)	100,000,000	100,000,000
Common Stock Shares Issued (in Shares)	21,179,642	21,104,881
Common Stock Shares Outstanding (in Shares)	20,627,329	20,552,568
Preferred Shares Authorized (in Shares)	5,000,000	5,000,000
Preferred Shares Outstanding (in Shares)	0	0
Preferred Shares Par Value (in Dollars per share)	$ 0.01	$ 0.01

Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Revenues	$ 114,848,079	$ 118,280,752	$ 111,409,623
Revenues – related party (Note 3)	4,364,992
Total revenues	119,213,071	118,280,752	111,409,623
Expenses
Voyage expenses (Note 15)	11,231,340	16,354,725	12,283,131
Voyage expenses – related party (Note 15)	1,472,410	1,474,495	1,396,877
Vessels’ operating expenses (Note 15)	28,674,675	36,350,153	38,338,063
Vessels’ operating expenses – related party (Note 3)	1,917,302	208,000
Dry-docking costs	2,067,393	3,443,491	2,716,378
Management fees – related party (Note 3)	4,315,720	4,760,865	5,184,055
General and administrative expenses	2,838,759	2,646,418	3,031,491
Depreciation (Note 6)	28,776,688	27,562,120	26,624,098
Charter termination fees			(228,000)
Net (gain)/loss on sale of vessels (Note 6)	(1,372,409)	5,654,178	(960,696)
Total expenses	79,921,878	98,454,445	88,385,397
Income from operations	39,291,193	19,826,307	23,024,226
Other (expenses)/income
Interest and finance costs	(9,408,230)	(8,510,516)	(7,672,848)
Loss on derivatives (Note 11)	(1,086,258)	(2,931,404)	(6,071,638)
Interest income	221,023	83,059	315,517
Foreign exchange gain/(loss)	(59,241)	82,345	1,497,934
Other expenses, net	(10,332,706)	(11,276,516)	(11,931,035)
Net income	$ 28,958,487	$ 8,549,791	$ 11,093,191
Earnings per share
– Basic (Note 14) (in Dollars per share)	$ 1.41	$ 0.41	$ 0.51
– Diluted (Note 14) (in Dollars per share)	$ 1.41	$ 0.41	$ 0.51
Weighted average number of shares
– Basic (Note 14) (in Shares)	20,552,568	20,909,154	21,539,331
– Diluted (Note 14) (in Shares)	20,552,568	20,909,154	21,539,331

Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 28,958,487	$ 8,549,791	$ 11,093,191
Cash flow hedges
Reclassification adjustment	(54,340)	527,627	481,515
Other comprehensive income/(loss)	(54,340)	527,627	481,515
Comprehensive income	$ 28,904,147	$ 9,077,418	$ 11,574,706

Consolidated Statements of Stockholders’ Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance, December 31, 2009 at Dec. 31, 2009	$ 223,101	$ 284,100,096	$ 17,415,158	$ (936,424)	$ 300,801,931
Balance, December 31, 2009 (in Shares) at Dec. 31, 2009	22,310,110
Forfeiture of restricted shares and stock based compensation	(7)	154,449			154,442
Forfeiture of restricted shares and stock based compensation (in Shares)	(667)
Stock based compensation					154,442
Stock repurchase	(12,052)	(6,268,275)			(6,280,327)
Stock repurchase (in Shares)	(1,205,229)				1,205,229
Net income for the period			11,093,191		11,093,191
Other comprehensive income (loss)				481,515	481,515
Balance at Dec. 31, 2010	211,042	277,986,270	28,508,349	(454,909)	306,250,752
Balance (in Shares) at Dec. 31, 2010	21,104,214
Stock based compensation		4,071			4,071
Stock repurchase	(5,516)	(2,228,698)			(2,234,214)
Stock repurchase (in Shares)	(551,646)				551,646
Net income for the period			8,549,791		8,549,791
Other comprehensive income (loss)				527,627	527,627
Balance at Dec. 31, 2011	205,526	275,761,643	37,058,140	72,718	313,098,027
Balance (in Shares) at Dec. 31, 2011	20,552,568
Stock based compensation					31,268
Issuance of restricted shares and related stock based compensation	747	30,521			31,268
Issuance of restricted shares and related stock based compensation (in Shares)	74,761
Net income for the period			28,958,487		28,958,487
Other comprehensive income (loss)				(54,340)	(54,340)
Balance at Dec. 31, 2012	$ 206,273	$ 275,792,164	$ 66,016,627	$ 18,378	$ 342,033,442
Balance (in Shares) at Dec. 31, 2012	20,627,329

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income for the year	$ 28,958,487	$ 8,549,791	$ 11,093,191
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	28,776,688	27,562,120	26,624,098
Amortization of deferred finance charges	412,138	395,446	508,686
Unrealized exchange differences	98,294	(6,868)	(1,690,528)
Share based compensation	31,268	4,071	154,442
Change in fair value of derivatives	(3,506,897)	3,734,845	(15,993)
(Gain)/loss on sale of vessels	(1,372,409)	5,654,178	(960,696)
(Increase)/decrease in
Trade and other receivables	(1,708,048)	910,922	(601,406)
Claims receivable	(502,534)	(715,934)	(580,579)
Inventories	(736,299)	(576,016)	306,827
Advances and prepayments	193,397	148,503	(151,256)
Increase/(decrease) in
Payable to related party	(586,091)	(1,640,382)	2,205,275
Trade accounts payable	(526,281)	1,692,418	537,841
Accrued liabilities	(1,653,992)	(684,432)	(661,728)
Other current liability		(2,687,500)	(8,062,500)
Other non current liability	222,770
Deferred income	340,485	34,556	(889,333)
Net cash provided by operating activities	48,440,976	42,375,718	27,816,341
Cash flows from investing activities
Insurance proceeds	986,102	595,926	678,036
Advances for vessels under construction and acquisitions	(62,634,833)	(54,981,190)	(70,855,294)
Proceeds from sale of vessels, net	18,136,907	25,001,033	37,100,890
Decrease in restricted cash account		250,000
Increase in restricted cash account	(386,292)	(2,459,165)	(96,010)
Net cash used in investing activities	(43,898,116)	(31,593,396)	(33,172,378)
Cash flows from financing activities
Stock repurchase		(2,234,214)	(6,280,327)
Deferred finance charges		(785,000)	(360,000)
Customer deposits received	5,000	275,000	285,000
Customer deposits paid		(285,000)	(3,522,287)
Loan repayment	(48,965,869)	(43,417,768)	(45,736,121)
Proceeds from long-term debt	43,250,000	49,400,000	45,000,000
Net cash (used in)/provided by financing activities	(5,710,869)	2,953,018	(10,613,735)
Effect of exchange rate changes on cash	(98,294)	6,868	1,690,528
Net (decrease)/increase in cash and cash equivalents	(1,266,303)	13,742,208	(14,279,244)
Cash and cash equivalents at beginning of year	43,539,303	29,797,095	44,076,339
Cash and cash equivalents at end of year	42,273,000	43,539,303	29,797,095
Supplemental Cash Flow Information:
Cash paid during the year for interest, net of amounts capitalized	$ 8,757,734	$ 7,566,151	$ 6,755,101

Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of StealthGas Inc. and its wholly owned subsidiaries (collectively, the “Company”) which, as of December 31, 2012 owned a fleet of thirty three liquefied petroleum gas (LPG) carriers, three medium range (M.R.) type product carriers and one Aframax tanker providing worldwide marine transportation services under long, medium or short-term charters. StealthGas Inc. was formed under the laws of Marshall Islands on December 22, 2004.

The Company’s vessels are managed by Stealth Maritime Corporation S.A. — Liberia (the “Manager”), a related party. The Manager is a company incorporated in Liberia and registered in Greece on May 17, 1999 under the provisions of law 89/1967, 378/1968 and article 25 of law 27/75 as amended by article 4 of law 2234/94. (See Note 3).

During 2010, 2011 and 2012, the following charterers individually accounted for 10% or more of the Company’s revenues as follows:

	Year ended December 31,
Charterer	2010	2011	2012
A	10%	—	—
B	12%	14%	12%
C	11%	—	—
D	10%	—	—

Note 2 - Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]
2.	Significant Accounting Policies

Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and include the accounts of StealthGas Inc. and its wholly owned subsidiaries. All inter-company balances and transactions have been eliminated upon consolidation.  Certain reclassifications have been made to the 2010 and 2011 statements of income to conform to the current year presentation.

Use of Estimates: The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other Comprehensive Income/(Loss): The Company follows the provisions of guidance regarding reporting comprehensive income which requires separate presentation of certain transactions, such as unrealized gains and losses from effective portion of cash flow hedges, which are recorded directly as components of stockholders’ equity.

Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company’s vessels operate in international shipping markets, which utilize the U.S. Dollar as the functional currency. The accounting books of the Company are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to reflect the period end exchange rates. Resulting gains or losses are separately reflected in the accompanying consolidated statements of income.

Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with original maturity of three months or less to be cash equivalents.

Restricted Cash: Restricted cash reflects deposits with certain banks that can only be used to pay the current loan installments or which are required to be maintained as a certain minimum cash balance per mortgaged vessel. In the event that the obligation relating to such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets; otherwise they are classified as non-current assets.

Trade Receivables: The amount shown as trade receivables includes estimated recoveries from charterers for hire, freight and demurrage billings, net of allowance for doubtful accounts. At each balance sheet date, all potentially un-collectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts was required for any of the periods presented.

Claims Receivable: Claims receivable are recorded on the accrual basis and represent the claimable expenses, net of deductibles, incurred through each balance sheet date, for which recovery from insurance companies is probable and claim is not subject to litigation. Any remaining costs to complete the claims are included in accrued liabilities.

Inventories: Inventories consist of bunkers (for vessels under voyage charter) and lubricants. The cost is determined by the first-in, first-out method. The Company considers victualling and stores as being consumed when purchased and, therefore, such costs are expensed when incurred.

Vessels Acquisitions: Vessels are stated at cost, which consists of the contract price less discounts and any material expenses incurred upon acquisition (initial repairs, improvements, acquisition and expenditures made to prepare the vessel for its initial voyage). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels, or otherwise are charged to expenses as incurred. The Company records all identified tangible and intangible assets associated with the acquisition of a vessel or liabilities at fair value. Where vessels are acquired with existing time charters, the Company allocates the purchase price to the time charters based on the present value (using an interest rate which reflects the risks associated with the acquired charters) of the difference between (i) the contractual amounts to be paid pursuant to the charter terms and (ii) management’s estimate of the fair market charter rate, measured over a period equal to the remaining term of the charter. The capitalized above-market (assets) and below-market (liabilities) charters are amortized as a reduction and increase, respectively, to revenues over the remaining term of the charter.

Impairment or Disposal of Long-lived Assets: The Company follows the Accounting Standards Codification (“ASC”) Subtopic 360-10, “Property, Plant and Equipment” (“ASC 360-10”), which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than their carrying amounts. If indicators of impairment are present, the Company performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets. If the carrying value of the related asset exceeds the undiscounted cash flows, the carrying value is reduced to its fair value and the difference is recorded as an impairment loss in the consolidated statements of income. Various factors including anticipated future charter rates, estimated scrap values, future drydocking costs and estimated vessel operating costs are included in this analysis. These factors are based on historical trends as well as future expectations. Undiscounted cashflows are determined by considering the revenues from existing charters for those vessels that have long term employment and when there is no charter in place the estimates based on historical average rates with an annual increase of 2%. The Company also assumes an average annual inflation rate of 3% for operating expenses. No impairment loss was identified or recorded for the years ended December 31, 2010, 2011 and 2012.

Vessels’ Depreciation: The cost of each of the Company’s vessels is depreciated on a straight-line basis over the vessel’s remaining economic useful life, after considering the estimated residual value. Management estimates the useful life of each of the Company’s LPG carriers to be 30 years and product and aframax tankers, to be 25 years, from the date of their construction.

Assets Held for Sale: It is the Company’s policy to dispose of vessels when suitable opportunities occur and not necessarily to keep them until the end of their useful life. The Company classifies vessels as being held for sale when the following criteria are met: (i) management possessing the necessary authority has committed to a plan to sell the vessels, (ii) the vessels are available for immediate sale in their present condition, (iii) an active program to find a buyer and other actions required to complete the plan to sell the vessels have been initiated, (iv) the sale of the vessels is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year and (v) the vessels are being actively marketed for sale at a price that is reasonable in relation to their current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These vessels are not depreciated once they meet the criteria to be classified as held for sale. Furthermore, in the period a vessel meets the held for sale criteria in accordance with ASC 360-10, a loss is recognized for any reduction of the vessel’s carrying amount to its fair value less cost to sell. No such losses were identified as of December 31, 2011 and 2012 (Note 6).

Trade Accounts Payable: The amount shown as trade accounts payable at the balance sheet date includes payables to suppliers of port services, bunkers, and other goods and services payable by the Company.

Segment Reporting: The Company reports financial information and evaluates its operations by total charter revenues and not by the type of vessel, length of vessel employment, customer or type of charter. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus, the Company has determined that it operates under one reportable segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

Accounting for Special Survey and Dry-docking Costs: Special survey and dry-docking costs and all non-capitalizable repair and maintenance expenses are expensed in the period incurred.

Deferred Finance Charges: Fees incurred for obtaining new loans or refinancing existing ones are deferred and amortized to interest expense over the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced are expensed in the period the repayment or refinancing is made.

Pension and Retirement Benefit Obligations — Crew: The ship-owning companies included in the consolidation employ the crew on board under short-term contracts (usually up to seven months) and accordingly, they are not liable for any pension or any post-retirement benefits.

Accounting for Revenue and Related Expenses: The Company generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered using either voyage charters, where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified charter rate, or time and bareboat charters, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily or monthly charter hire rate payable monthly in advance. If a charter agreement exists and the price is fixed, service is provided and collection of the related revenue is reasonably assured, revenue is recognized as it is earned ratably on a straight-line basis over the duration of the period of each voyage or period charter. A voyage is deemed to commence upon the completion of discharge of the vessel’s previous cargo and is deemed to end upon the completion of discharge of the current cargo. Demurrage income represents payments by a charterer to a vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized ratably as earned during the related voyage charter’s duration period. Deferred income includes cash received prior to the balance sheet date and is related to revenue earned after such date.

Voyage expenses comprise commissions, bunkers and port expenses and are unique to a particular charter. Commissions in all cases are paid by the Company and are recognized on a pro-rata basis. All other voyage expenses are paid by the charterer under time charter arrangements or by the Company under voyage charter arrangements and are recognized as incurred.

 Vessel operating expenses comprise all expenses relating to the operation of the vessel, including crewing, repairs and maintenance, insurance, stores, lubricants and miscellaneous expenses. Vessel operating expenses are paid by the Company and are accounted for on an accrual basis.

Under a bareboat charter, the charterer assumes responsibility for all voyage and vessel operating expenses and risk of operation.

Leasing: Leases are classified as capital leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

Stock Incentive Plan: Share-based compensation includes vested and non-vested shares granted to employees and to non-employee directors, for their services as directors and is included in General and administrative expenses in the consolidated statements of income. These shares are measured at their fair value, which is equal to the market value of the Company’s common stock on the grant date. The shares that do not contain any future service vesting conditions are considered vested shares and a total fair value of such shares is recognized in full on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and a total fair value of such shares is recognized over the vesting period on a straight-line basis over the requisite service period for each separate portion of the award as if the award was, in substance, multiple awards (graded vesting attribution method). In addition, non-vested awards granted to non-employees are measured at their then-current fair value as of the financial reporting dates until non-employees complete the service (Note 13).

Earnings per Share: Basic earnings per share are computed under the two-class method by dividing net income by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. Dilution has been computed by the treasury stock method whereby all of the Company’s dilutive securities are assumed to be exercised or converted and the proceeds used to repurchase common shares at the weighted average market price of the Company’s common stock during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) are included in the denominator of the diluted earnings per share computation to the extent these are not anti-dilutive. (Note 14).

Derivatives: The Company is party to interest swap agreements where it receives a floating interest rate and pays a fixed interest rate for a certain period in exchange. The Company designates its derivatives based upon guidance on ASC 815, “Derivatives and Hedging” which establishes accounting and reporting requirements for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The guidance on accounting for certain derivative instruments and certain hedging activities requires all derivative instruments to be recorded on the balance sheet as either an asset or liability measured at its fair value, with changes in fair value recognized in earnings unless specific hedge accounting criteria are met.

(i) Hedge Accounting: At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy undertaken for the hedge. The documentation includes identification of the hedging instrument, hedged item or transaction, the nature of the risk being hedged and how the entity will assess the hedging instrument’s effectiveness in offsetting exposure to changes in the hedged item’s cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed on an ongoing basis to determine whether they actually have been highly effective throughout the financial reporting periods for which they were designated.

Contracts which meet the strict criteria for hedge accounting are accounted for as cash flow hedges. A cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability, or a highly probable forecasted transaction that could affect profit or loss.

The effective portion of the gain or loss on the hedging instrument is recognized directly as a component of “Accumulated other comprehensive income” in equity, while any ineffective portion, if any, is recognized immediately in current period earnings.

The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no longer meets the criteria for hedge accounting or designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in the statement of income. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to net profit or loss for the year as a component of “Loss on derivatives”.

(ii) Other Derivatives: Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in current period earnings.

Recent Accounting Pronouncements: There are no recent accounting pronouncements the adoption of which would have a material effect on the Company’s consolidated financial statements in the current period.

Note 3 -Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Related Party Transactions Disclosure [Text Block]
3.	Transactions with Related Parties

The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of $440 per vessel operating under a voyage or time charter or $125 per vessel operating under a bareboat charter and a brokerage commission of 1.25% on freight, hire and demurrage per vessel, as per Management Agreement. For the years ended December 31, 2010, 2011 and 2012, total brokerage commissions of 1.25% amounted to $1,396,877, $1,474,495 and $1,472,410, respectively, and are included in voyage expenses – related party in the consolidated statements of income. For the years ended December 31, 2010, 2011 and 2012, the management fees were $5,184,055, $4,760,865 and $4,315,720, respectively. In addition, the Manager arranges for supervision onboard the vessels, when required, by superintendent engineers and when such visits exceed a period of five days in a twelve month period, an amount of $500 was charged for each additional day. For the years ended December 31, 2010, 2011 and 2012, the superintendent fees amounted to $0, $208,000 and $175,500, respectively, and are included in vessels’ operating expenses – related party in the consolidated statements of income.

The Manager also acts as a sales and purchase broker of the Company in exchange for a commission fee equal to 1% of the gross sale or purchase price of vessels or companies. For the years ended December 31, 2010, 2011 and 2012 commission fees relating to vessels purchased of $565,000, $621,745 and $634,479, respectively, were incurred and capitalized to the cost of the vessels. For the years ended December 31, 2010, 2011 and 2012 the amounts of $381,300, $258,500 and $192,000, respectively, were recognized as commission expenses relating to the sale of vessels and are included in the consolidated statements of income under the caption “Net (gain)/loss on sale of vessels”.

The Manager has subcontracted the technical management of some of the vessels to two unaffiliated ship-management companies, Selandia Ship Management (“Selandia”) and Swan Shipping Corporation (“Swan”) and to one affiliated ship-management company, Brave Maritime Corp. Inc. (“Brave”). These companies provide technical management to the Company’s vessels for a fixed annual fee per vessel.

In addition, the Company’s Chief Executive Officer, our Chief Financial Officer, Internal Auditor and Deputy Chairman and Executive Director are employed and paid by the Manager. For the years ended December 31, 2010, 2011 and 2012 the Company reimbursed the Manager for compensation of our executive management in the amounts of $1,311,363, $1,192,266 and $1,552,541, respectively, which are included in the consolidated statements of income under the caption “General and administrative expenses”.

The current account balance with the Manager at December 31, 2011 and at December 31, 2012 was a liability of $7,874,990 and $7,288,899, respectively. The liability represents payments made by the Manager on behalf of the ship-owning companies.

The Company rents office space that is owned by an affiliated company of the Vafias Group. Rental expense for the years ended December 31, 2010, 2011 and 2012 amounted to $55,214, $57,850 and $76,420, respectively.

During the year ended December 31, 2012, two of the Company’s vessels were employed under time charters with Emihar Petroleum Inc, an affiliated company of the Vafias Group incorporated in the Marshall Islands. Revenues from the related party amounted to $4,364,992 and are included in the accompanying consolidated statements of income. For covering the vessels’ operating expenses, the Company paid to the Manager an amount of $1,741,802 which is included in the accompanying consolidated statements of income.

On August 22, 2012, the Company entered into separate memoranda of agreements with affiliated companies to acquire four LPG carriers under construction which are scheduled to be delivered during the year 2014. The aggregate purchase price of these vessels was $96,000,000. As provided by the memorandum of agreements, an advance payment of 20% of the aggregate purchase price ($19,200,000) was paid on September 28, 2012 and has been included in advances for vessels under construction acquisitions discussed in Note 5.

Note 4 - Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Text Block]
4.	Inventories

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2011	2012

Bunkers	1,325,541	1,854,589
Lubricants	1,090,567	1,297,818
Total	2,416,108	3,152,407

Note 5 - Advances for Vessels Under Construction and Acquisitions	12 Months Ended
Dec. 31, 2012
Advances For Vessels Under Construction And Acquisitions [Text Block]
5.	Advances for Vessels Under Construction and Acquisitions

The amounts shown in the accompanying consolidated balance sheets as of December 31, 2011 and December 31, 2012 of $22,347,811 and $19,321,045, mainly represent advance payments to a ship-builder for two LPG carriers under construction and to sellers for four LPG carriers under construction, respectively (see Note 3).

The movement of the account, advances for vessels under construction and acquisitions, for the years ended December 31, 2011 and 2012, was as follows:

Balance, December 31, 2010	37,273,199
Advances for vessels under construction and acquisitions	52,797,646
Capitalized interest	557,565
Capitalized expenses	1,625,979
Vessels delivered	(69,906,578)
Balance, December 31, 2011	22,347,811
Advances for vessels under construction and acquisitions	61,632,129
Capitalized interest	281,484
Capitalized expenses	721,220
Vessels delivered	(65,661,599)
Balance, December 31, 2012	19,321,045

On February 25, 2008, the Company signed contracts with Mitsubishi Corporation of Japan for the construction of five LPG carriers at an aggregate contract price of Yen 12,008,000,000 (approx. $124,486,017 based upon an aggregate average USD/JPY exchange rate of $1.00:JPY 96.46). Pursuant to an agreement signed on February 27, 2009, the vessels were scheduled for delivery between February 2011 and May 2012. On June 18, 2010, the Company signed a further agreement with the shipyard which provides for a 5% reduction of the contract price of each vessel under construction. This reduction was deducted from the final installment due upon delivery of each vessel. During the years 2011 and 2012, the Company effected advance payments to the shipbuilding yard of $52,797,646 and $42,432,106, respectively. Three of the five LPG carriers were delivered to the Company in 2011 and the remaining two LPG carriers in 2012 (Note 6).

Note 6 - Vessels, Net and Vessels Held for Sale	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
6.	Vessels, net and Vessel Held For Sale

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2010	702,016,175	(98,951,164)	603,065,011
Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)	69,906,578	—	69,906,578
Held for sale	(1,310,488)	389,203	(921,285)
Disposals	(41,160,174)	10,504,963	(30,655,211)
Depreciation for the year	—	(27,562,120)	(27,562,120)
Balance, December 31, 2011	729,452,091	(115,619,118)	613,832,973
Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)	65,661,599	—	65,661,599
Disposals	(18,811,000)	2,727,787	(16,083,213)
Depreciation for the year	—	(28,776,688)	(28,776,688)
Balance, December 31, 2012	776,302,690	(141,668,019)	634,634,671

During the year ended December 31, 2011, the Company completed the construction of the vessels “Gas Elixir” (formerly Hull “K422”), “Gas Cerberus” (formerly Hull “K423”) and “Gas Myth” (formerly Hull “K421”) for a total consideration of $69,906,578 and concluded separate memoranda of agreement for the disposal of the vessels “Gas Shanghai”, “Gas Chios”, “Gas Czar” and “Gas Nemesis” to unaffiliated third parties for $25,850,000. The Company realized an aggregate loss from the sale of vessels of $5,654,178 which was included in the Company’s consolidated statement of income of 2011.

On December 16, 2011, the Company concluded a memorandum of agreement for the disposal of the vessel “Gas Tiny” to an unaffiliated third party for $2,400,000. As of December 31, 2011 this transaction met all the criteria for held for sale and hence the carrying value of the “Gas Tiny” which amounted to $921,285 was presented as Vessel held for Sale in the accompanying consolidated balance sheet. A deposit of 10% of the selling price ($240,000) was received on December 23, 2011. The vessel was delivered to her new owners on January 17, 2012.

During the year ended December 31, 2012, the Company completed the construction of the vessels “Gas Husky” (formerly Hull “K425”) and “Gas Esco” (formerly Hull “K424”) for a total consideration of $65,661,599. In addition, on February 14, 2012, the Company entered into a memorandum of agreement for the disposal of the vessel “Gas Kalogeros” to an unaffiliated third party for $16,800,000. The vessel was delivered to her new owners on May 4, 2012.

The Company realized an aggregate gain from the sale of vessels “Gas Tiny” and “Gas Kalogeros” of $1,372,409 which is included in the Company’s consolidated statement of income under the caption “Net (gain)/loss on sale of vessels”.

Note 7 - Deferred Finance Charges	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
7.	Deferred Finance Charges

Gross deferred finance charges amounting to $3,081,644 as of both December 31, 2011 and December 31, 2012, represent fees paid to the lenders for obtaining the related loans, and are presented on the balance sheet net of accumulated amortization. For the years ended December 31, 2010, 2011 and 2012, the amortization of deferred financing charges amounted to $508,686, $395,446 and $412,138, respectively, and is included in interest and finance costs in the accompanying consolidated statements of income.

Note 8 - Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
8.	Accrued Liabilities

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2011	2012

Interest on long-term debt	1,377,794	1,295,929
Administrative expenses	419,027	306,058
Vessel operating and voyage expenses	2,952,341	1,253,183
Total	4,749,162	2,855,170

Note 9 - Deferred Income	12 Months Ended
Dec. 31, 2012
Deferred Revenue Disclosure [Text Block]
9.	Deferred Income

The amounts shown in the accompanying consolidated balance sheets amounting to $2,789,186 and $3,129,671 represent time charter revenues received in advance as of December 31, 2011 and as of December 31, 2012, respectively.

Note 10 - Long-term Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]
10.	Long-term Debt

Term Loans		Original	December 31,	Movement in 2012		December 31,
Issue Date	Maturity Date	amount	2011	Additions	Repayments	2012
December 5, 2005	May 30, 2016	100,067,500	46,831,735	-	(6,409,852)	40,421,883
May 17, 2006	May 9, 2016	79,850,000	27,297,823	-	(4,797,823)	22,500,000
June 6, 2006	June 28, 2016	6,580,000	3,184,720	-	(473,760)	2,710,960
June 21, 2007	December 21, 2017	49,875,000	34,600,514	-	(3,755,500)	30,845,014
February 12, 2008	February 19, 2020	40,250,000	29,375,000	-	(2,500,000)	26,875,000
July 30, 2008	November 4, 2020	33,240,000	27,423,000	-	(1,939,000)	25,484,000
Octrober 9, 2008	October 9, 2020	29,437,000	24,285,502	-	(14,075,502)	10,210,000
January 30, 2009	July 20, 2016	45,000,000	40,750,000	-	(3,400,000)	37,350,000
February 18, 2009	July 5, 2014	32,200,000	26,130,423	-	(2,514,164)	23,616,259
February 19, 2009	July 14, 2019	29,250,000	23,850,000	-	(1,770,000)	22,080,000
June 25, 2009	July 2, 2014	26,700,000	19,589,464	-	(2,155,268)	17,434,196
February 1, 2011	September 1, 2018	49,400,000	47,750,000	-	(3,300,000)	44,450,000
March 1, 2011	June 20, 2020	43,250,000	-	43,250,000	(1,875,000)	41,375,000
Total			351,068,181	43,250,000	(48,965,869)	345,352,312
Current portion of long-term debt			33,166,887			35,787,544
Current portion of long-term debt associated with vessel held for sale			791,823			-
Long term debt			317,109,471			309,564,768

On February 1, 2011, the Company entered into a term loan with a bank to partially finance the acquisition of the three under construction LPG carriers, named “Gas Elixir” (formerly Hull “K422”), “Gas Cerberus” (formerly Hull “K423”) and “Gas Myth”, (formerly Hull “K421”), respectively, by three of the Company’s wholly owned subsidiaries. The term loan was drawn down in three tranches upon the delivery of each vessel. The first tranche amounting to $16,500,000 was drawn down on March 1, 2011, the second tranche amounting to $16,400,000 was drawn down on April 20, 2011, and the third tranche amounting to $16,500,000 was drawn down on September 23, 2011.

On March 1, 2011, the Company entered into a term loan with a bank to partially finance the acquisition of the two under construction LPG carriers, Gas Esco (formerly Hull “K424”) and Gas Husky, (formerly Hull “K425”). The term loan was drawn down in two tranches upon the delivery of each vessel. The first tranche amounting to $21,750,000 was drawn down on January 12, 2012 and the second tranche of $21,500,000 was drawn down on June 21, 2012.

On April 8, 2011, the Company entered into a supplemental agreement on waiver and amendment terms for the term loan dated February 12, 2008 providing for a waiver of certain covenants. This agreement, among other things: (i) reduces from May 18, 2011 the applicable margin for the duration of this facility to 1.9% (ii) reduced the aggregate market value covenant contained in the loan agreement from November 18, 2010 through March 31, 2012 to 110% of the outstanding facility and thereafter 125% (iii) requires the repayment of $1,500,000 which was made on May 19, 2011 reducing the balloon payment to $9,375,000 due in February 2020. On July 6, 2012, the Company entered into a supplemental agreement for the same loan. This agreement: (i) required the repayment of a quarterly installment amounting to $625,000 in August 2012 previously due in November 2012, (ii) reduces the aggregate market value covenant contained in the loan agreement through June 30, 2013 to 110% of the outstanding facility and thereafter 125%. The quarterly installment was paid on August 20, 2012.

On February 29, 2012, an amount of $791,823 was repaid on the Company’s term loan dated May 17, 2006 from the proceeds of the sale of its vessel Gas Tiny (Note 6).

On May 10, 2012, an amount of $12,826,919 was repaid on the Company’s term loan dated October 9, 2008 from the proceeds of the sale of its vessel “Gas Kalogeros” (Note 6).

The above loans are generally repayable in quarterly or semi-annual installments and a balloon payment at maturity. They are secured by first priority mortgages over the vessels involved, plus the assignment of the vessels’ insurances, earnings and operating and retention accounts with the lenders, and the guarantee of ship-owning companies, as owners of the vessels. The term loans contain financial covenants requiring the Company to ensure that the aggregate market value of the mortgaged vessels at all times exceeds a certain percentage which varies from 110% to 130% of the amounts outstanding as defined in the term loans, the leverage of the Company defined as Total Debt net of Cash should not exceed 80% of total market value adjusted assets, the Interest Coverage Ratio of the Company defined as EBITDA to interest expense to be at all times greater than to 2.5:1, and that at least 15% of the Company is to always be owned by members of the Vafias family. The Company should also maintain on a monthly basis, a cash balance of a proportionate amount of the next installment and relevant interest plus a minimum aggregate cash balance of $1,300,000 in the earnings account with the Banks. Dividends paid by the borrower will not exceed 50% of the Company’s free cash flow in any rolling 12 month period.

The interest rates on the outstanding loans as of December 31, 2012 are based on Libor plus a margin which varies from 0.70% to 3.00%. The average interest rates (including the margin) on the above outstanding loans for the applicable periods were:

Year ended December 31, 2010: 2.20%

Year ended December 31, 2011: 2.23%

Year ended December 31, 2012: 2.39%

Bank loan interest expense for the above loans for the years ended December 31, 2010, 2011 and 2012 amounted to $7,418,572, $7,864,282 and $9,035,248, respectively. Of these amounts, for the years ended December 31, 2010, 2011 and 2012, the amounts of $556,314, $557,565 and $281,484, respectively, were capitalized as part of advances paid for vessels under construction. Interest expense, net of interest capitalized, is included in interest and finance costs in the accompanying consolidated statements of income.

At December 31, 2012, the Company was in compliance with the original covenants or had waivers that supplemented the original covenants such that the Company was in compliance.  As was discussed earlier, the Company obtained a waiver on July 6, 2012, reducing the required value-to-loan ratio from 125% to 110% until June 30, 2013 for the term loan dated February 12, 2008, under which a total of $26,875,000 was outstanding as of December 31, 2012. Value-to-loan ratio shortfalls do not constitute events of default that would automatically trigger the full repayment of the loan. Based on the loan agreements, upon receiving written notice of non-compliance from lenders, value-to-loan shortfalls may be remedied by the Company by providing additional collateral or repaying the amount of the shortfall. Management has the intent and the ability to cure the shortfall in the event that the Company is still not in compliance with this covenant upon the expiry of the existing waiver, by providing additional collateral to its lenders in the form of cash in the total amount of approximately $3,700,000 which has been classified as restricted cash as of December 31, 2012. Therefore this term loan, excluding the current portion of scheduled loan repayments, has not been classified as current liabilities on the Company’s consolidated balance sheet.

There was no available undrawn amount under the Company's loan facilities at December 31, 2012.

The annual principal payments to be made, for the thirteen loans, after December 31, 2012 are as follows:

December 31,	Amount

2013	35,787,544
2014	67,499,135
2015	32,231,626
2016	76,293,507
2017	28,461,500
Thereafter	105,079,000
Total	345,352,312

Commitment Letter: On September 6, 2012 the Company signed a commitment letter with a bank institution to partially finance the acquisition of four under construction LPG carriers, named “STX 5065”, “STX 5066”, “STX 5069” and “STX 5071”, in an amount equal to (i) the lesser of $67,200,000 or 70% of the fair market value of the vessels subject to the Minimum Employment Condition being met at the delivery date of each vessel or (ii) the lesser of $62,500,000 or 65% of the fair market value of the vessels if the Minimum Employment Condition will not be met at the delivery date of each vessel. The term loan will be drawn down in four tranches upon the delivery of each vessel. The total facility will be repayable, with the first installment commencing three months after the drawdown, in twenty eight consecutive quarterly installments plus a balloon payment payable together with the last installment.

Note 11 - Derivatives and Fair Value Disclosures	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Text Block]
11.	Derivatives and Fair Value Disclosures

The Company uses interest rate swaps for the management of interest rate risk exposure. The interest rate swaps effectively convert a portion of the Company’s debt from a floating to a fixed rate. The Company is a party to six floating-to-fixed interest rate swaps with various major financial institutions covering notional amounts aggregating approximately $124,869,347 at December 31, 2012 (2011: $142,500,000) pursuant to which it pays fixed rates ranging from 2.77% to 4.73% and receives floating rates based on the London Interbank Offered Rate (“LIBOR”) (approximately 0.48% at December 31, 2012). These agreements contain no leverage features and have maturity dates ranging from February 2013 to March 2016.  The Company had derivatives that qualified for hedge accounting up to October 1, 2009, subsequent to which the Company discontinued hedge accounting. In accordance with ASC 815-30-40 the unrealized results accumulated in "Accumulated other comprehensive income" for previously designated cash flow hedges, are being reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings.

The Company enters into foreign currency forward contracts in order to manage risks associated with fluctuations in foreign currencies. On August 5, 2008, the Company entered into a series of foreign currency forward contracts to hedge part of its exposure to fluctuations of its anticipated cash payments in Japanese Yen relating to certain vessels under construction described in note 5. Under the contracts the Company converted U.S. dollars to approximately JPY5.4 billion of cash outflows at various dates through 2011. As of and for the year ended December 31, 2012, there were no such contracts.

The following tables present information on the location and amounts of derivatives’ fair values reflected in the consolidated balance sheets and with respect to gains and losses on derivative positions reflected in the consolidated statements of income or in the consolidated balance sheets, as a component of accumulated other comprehensive income.

Tabular disclosure of financial instruments is as follows:

		December 31,
		2011		2012
Derivatives not designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives

Interest Rate Swap Agreements	Current liabilities — Fair value of derivatives	—	—	—	539,904
Interest Rate Swap Agreements	Non current liabilities — Fair value of derivatives	—	9,401,798	—	5,409,337
Total derivatives not designated as hedging instruments		—	9,401,798	—	5,949,241

The effect of derivative instruments on the consolidated statements of income for the years ended December 31, 2010, 2011 and 2012 is as follows:

		Year Ended December 31,
Derivatives not designated as hedging instruments	Location of Gain/(Loss) Recognized	2010	2011	2012

Interest Rate Swap — Reclassification from OCI	Loss on derivatives	(481,515)	(527,627)	54,340
Interest Rate Swap — Change in Fair Value	Loss on derivatives	(1,274,421)	2,200,415	3,452,556
Interest Rate Swap — Realized loss	Loss on derivatives	(6,087,631)	(5,497,478)	(4,593,154)
Foreign Currency Contract — Change in Fair Value	Loss on derivatives	1,771,929	(5,407,633)	—
Foreign Currency Contract — Realized gain	Loss on derivatives	—	6,300,919	—
Total loss on derivatives		(6,071,638)	(2,931,404)	(1,086,258)

During the year ended December 31, 2012 the gain transferred from accumulated other comprehensive income to the statement of income was $54,340 and during the years ended December 31, 2010 and 2011, the losses transferred from accumulated other comprehensive income to the statement of income were $481,515 and $527,627, respectively. The estimated net amount of existing gains at December 31, 2012, that will be reclassified into earnings within the next twelve months relating to previously designated cash flow hedges is $7,550.

Fair Value of Financial Instruments and Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, cash and cash equivalents, time deposits and derivative instruments. The Company limits its credit risk with respect to accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. The Company places its cash and cash equivalents, time deposits and other investments with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by its counterparties to derivative instruments; however, the Company limits its exposure by transacting with counterparties with high credit ratings. The carrying values of cash, accounts receivable and accounts payable are reasonable estimates of their fair value due to the short term nature of these financial instruments. The fair value of long term bank loans bearing interest at variable interest rates approximates the recorded values. Additionally, the Company considers the creditworthiness of each counterparty when determining the fair value of the credit facilities. The Company’s interest rate swap agreements are recorded at fair value. The fair value of the interest rate swaps is determined using a discounted cash flow method based on market-based LIBOR swap yield curves. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swap and therefore are considered Level 2 items.

Fair Value Disclosures: The Company has categorized assets and liabilities recorded at fair value based upon the fair value hierarchy specified by the guidance. The levels of fair value hierarchy are as follows:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2011:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Liabilities:
Interest Rate Swap Agreements	(9,401,798)	—	(9,401,798)	—
Total	(9,401,798)	—	(9,401,798)	—

The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2012:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Liabilities:
Interest Rate Swap Agreements	(5,949,241)	—	(5,949,241)	—
Total	(5,941,241)	—	(5,941,241)	—

Note 12 - Common Stock and Additional Paid-in Capital	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]
12.	Common Stock and Additional Paid-in Capital

The amounts shown in the accompanying consolidated balance sheets as additional paid-in capital, represent payments made by the stockholders for the acquisitions of the Company’s vessels, or investments in the Company’s common stock.

The total authorized common stock of the Company is 100,000,000 shares. On October 5, 2005, the Company completed its initial public offering. It issued 8,000,000 additional shares bringing the total number of shares outstanding to 14,000,000. The holders of the shares are entitled to one vote on all matters submitted to a vote of stockholders and to receive all dividends, if any.

On August 7, 2006, a private placement of 400,000 newly issued shares of the Company’s common stock was completed at a price of $12.54 per share, representing the average of the closing prices of the common stock over the five trading days ended August 1, 2006.

On July 18, 2007, the Company completed a follow-on public offering of 7,200,000 shares with par value of $0.01 for $18.00 per share. The gross proceeds from the offering amounted to $129,600,000, the net proceeds after the underwriters’ discounts and commissions and other related expensed amounted to $121,932,958. The Company also granted the underwriters a 30 day option to purchase up to an additional 1,080,000 shares of common stock to cover any over allotments.

On August 1, 2007, the underwriters partially exercised the over-allotment option, purchasing from the Company 460,105 shares with par value of $0.01 of the Company’s common stock. The gross proceeds from the sale of these shares amounted to $8,281,890, the net proceeds after the underwriters’ discounts and commissions amounted to $7,826,386.

On March 22, 2010, the Company’s Board of Directors adopted a new stock repurchase plan for up to $15,000,000 to be used for repurchasing the Company’s common shares. For the year ended December 31, 2010, the Company completed the repurchase of 1,205,229 shares paying an average price per share of $5.21. These shares were cancelled and removed from the Company’s capital stock. For the year ended December 31, 2011, the Company completed the repurchase of additional 551,646 shares paying an average price per share of $4.05. These shares are held as treasury stock by the Company. No shares were repurchased during the year ended December 31, 2012.

Note 13 - Equity Compensation Plan	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
 13.      Equity Compensation Plan

During 2007, the Company’s board of directors has adopted an Equity Compensation Plan (“the Plan”), under which the Company’s employees, directors or other persons or entities providing significant services to the Company or its subsidiaries are eligible to receive stock-based awards including restricted stock, restricted stock units, unrestricted stock, bonus stock, performance stock and stock appreciation rights. The Plan is administered by the Compensation Committee of the Company’s board of directors and the aggregate number of shares of common stock reserved under this plan cannot exceed 10% of the number of shares of Company’s common stock issued and outstanding at the time any award is granted. The Company’s Board of Directors may terminate the Plan at any time.

As of December 31, 2012, a total of 324,766 restricted shares had been granted under the Plan since the first grant in the third quarter of 2007.

On August 14, 2007, the Company granted 112,000 of non-vested restricted shares to the Company’s CEO and non-executive members of Board of Directors of the Company. The fair value of each share granted was $17.10 which is equal to the market value of the Company’s common stock on that day. The restricted shares vested over 3 years from the grant date (54,000 restricted shares on October 1, 2007, 29,000 restricted shares on October 1, 2008 and 29,000 restricted shares on October 1, 2009).

On November 20, 2007, the Company granted 112,000 of non-vested restricted shares to the Company’s CEO and non-executive members of Board of Directors of the Company. The fair value of each share granted was $15.95 which is equal to the market value of the Company’s common stock on that day. The restricted shares vested over 3 years from the grant date, (54,000 restricted shares on October 31, 2008, 29,000 restricted shares on October 31, 2009 and 29,000 restricted shares on October 1, 2010).

On March 18, 2008, the Company granted 9,396 of non-vested restricted shares to the Deputy Chairman of the Board and Executive Director of the Company and 16,609 restricted shares to certain employees of the Manager (a related party) under the Plan, treated as non-employees for stock based compensation recording purposes. The fair value of each share granted was $13.52 which is equal to the market value of the Company’s common stock on the day of a grant. The restricted shares vested over 3 years from the grant date, (13,003 shares on March 18, 2009, 6,501 shares on March 18, 2010 and 6,501 shares on March 18, 2011).

On November 22, 2012, the Company granted 74,761 non-vested restricted shares to the Company’s CEO, CFO, Executive and Non-Executive members of Board of Directors. The fair value of each share granted was $7.26 which is equal to the market value of the Company’s common stock on that day. The restricted shares will vest on September 30, 2014.

All unvested restricted shares are conditional upon the option holder’s continued service as an employee of the Company, or as a director until the applicable vesting date. Until the forfeiture of any restricted shares, the grantee has the right to vote such restricted shares, to receive and retain all regular cash dividends paid on such restricted shares and to exercise all other rights provided that the Company will retain custody of all distributions other than regular cash dividends made or declared with respect to the restricted shares.

The Company pays dividends on all restricted shares regardless of whether they have vested and there is no obligation of the employee to return the dividend when employment ceases. The Company did not pay any dividends in the years ended December 31, 2010, 2011 and 2012. As restricted share grantees retained dividends on awards that are expected vest, such dividends would have been charged to retained earnings.

The Company estimates the forfeitures of restricted shares to be immaterial. The Company will, however, re-evaluate the reasonableness of its assumption at each reporting period.

Management has selected the accelerated method allowed by the guidance with respect to recognizing stock based compensation expense for restricted share awards with graded vesting because it considers this method to better match expense with benefits received.

 In addition, non-vested awards granted to non-employees are measured at their then-current fair value as of the financial reporting dates until non-employees complete the service.

The stock based compensation expense for the restricted vested and non-vested shares for the years ended December 31, 2010, 2011 and 2012 amounted to $154,442, $4,071 and $31,268, respectively, and is included in the consolidated statements of income under the caption “General and administrative expenses”.

A summary of the status of the Company’s non-vested restricted shares as of December 31, 2012, is presented below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share

Non-vested, January 1, 2012	—	—
Granted	74,761	7.26
Vested	—	—
Forfeited	—	—
Non-vested, December 31, 2012	74,761	7.26

The total fair value of shares vested during the years ended December 31, 2010 and 2011 was $172,110 and $38,551, respectively, based on the closing share price at each vesting date. No shares vested during the year ended December 31, 2012. The remaining unrecognized compensation cost amounting to $511,498 as of December 31, 2012, is expected to be recognized over the remaining period of 1.75 years, according to the contractual terms of those non-vested share awards.

Note 14 - Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Text Block]
14.	Earnings per share

Basic earnings per share is computed by dividing net income available to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share give effect to all potentially dilutive securities. All of the Company’s shares (including non-vested restricted stock issued under the Plan) participate equally in dividend distributions and in undistributed earnings.

The Company applies the two-class method of computing earnings per share (EPS) as the unvested share-based payment awards that contain rights to receive non forfeitable dividends are participating securities. Dividends declared during the period for non-vested restricted stock as well as undistributed earnings allocated to non-vested stock are deducted from net income for the purpose of the computation of basic earnings per share in accordance with the two-class method. The denominator of the basic earnings per common share excludes any non-vested shares as such they are not considered outstanding until the time-based vesting restriction has elapsed.

For purposes of calculating diluted earnings per share, dividends declared during the period for non-vested restricted stock and undistributed earnings allocated to non-vested stock are not deducted from net income as reported since such calculation assumes non-vested restricted stock is fully vested from the grant date.

The Company calculates basic and diluted earnings per share as follows:

	Year Ended December 31,
	2010	2011	2012

Numerator
Net income	11,093,191	8,549,791	28,958,487
Less: Dividends declared and undistributed earnings allocated to non-vested shares	(16,469)	—	(11,220)
Net income attributable to common shareholders, basic	11,076,722	8,549,791	28,947,267

Denominator
Weighted average number of shares outstanding, basic and diluted	21,539,331	20,909,154	20,552,568
Earnings per share, basic and diluted	0.51	0.41	1.41

The Company excluded the dilutive effect of the 6,501 share awards that vested during 2011 and the dilutive effect of the 74,761 non-vested restricted shares in calculating dilutive EPS for the years ended December 31, 2011 and 2012, as they were anti-dilutive.

Note 15 - Voyage Expenses and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2012
Voyage Expenses And Vessel Operating Expenses [Text Block]
15.	Voyage Expenses and Vessel Operating Expenses

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	Year ended December 31,
Voyage Expenses	2010	2011	2012

Port expenses	2,652,235	2,221,470	1,749,565
Bunkers	7,868,829	11,554,144	7,253,583
Commissions	3,009,512	3,272,922	3,304,220
Other voyage expenses	149,432	780,684	396,382
Total	13,680,008	17,829,220	12,703,750

	Year ended December 31,
Vessels’ Operating Expenses	2010	2011	2012

Crew wages and related costs	23,998,949	22,044,479	19,304,929
Insurance	1,623,582	1,410,889	1,260,289
Repairs and maintenance	4,814,718	4,940,185	3,026,513
Spares and consumable stores	5,838,470	5,886,002	5,313,053
Miscellaneous expenses	2,062,344	2,276,598	1,687,193
Total	38,338,063	36,558,153	30,591,977

Note 16 - Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
 16.      Income Taxes

Under the laws of the countries of the companies’ incorporation and/or vessels’ registration, the companies are not subject to tax on international shipping income, however, they are subject to registration and tonnage taxes, which have been included in Vessel operating expenses in the accompanying consolidated statements of income.

Pursuant to the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the Company operating the ships meets certain requirements. Among other things, in order to qualify for this exemption, the Company operating the ships must be incorporated in a country which grants an equivalent exemption from income taxes to U.S. corporations. All the Company’s ship-operating subsidiaries satisfy these initial criteria. In addition, these companies must be more than 50% owned by individuals who are residents, as defined, in the country of incorporation or another foreign country that grants an equivalent exemption to U.S. corporations. These companies also currently satisfy the more than 50% beneficial ownership requirement.

In addition, the management of the Company believes that by virtue of a special rule applicable to situations where the ship-operating companies are beneficially owned by a publicly traded company like the Company, the more than 50% beneficial ownership requirement can also be satisfied based on the trading volume and the anticipated widely-held ownership of the Company’s shares, but no assurance can be given that this will remain so in the future, since continued compliance with this rule is subject to factors outside the Company’s control.

Note 17 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
17.	Commitments and Contingencies

•
From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of its business, principally personal injury and property casualty claims. Such claims, even if lacking merit, could result in the expenditure of significant financial and managerial resources. The Company is not aware of any such claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

•
As described in Note 3, in 2012, the Company’s entered into separate memoranda of agreement to acquire four LPG carriers under construction. As of December 31, 2012, the unpaid balance of the purchase price for these vessels was $76,800,000.

•
Future minimum contractual charter revenue, based on vessels committed to non-cancelable, long-term time and bareboat charter contracts as of December 31, 2012, amount to $73,836,235 during 2013, $49,324,023 during 2014, $25,010,586 during 2015, $10,810,030 during 2016 and $2,231,500 during 2017. These amounts do not include any assumed off-hire.

Note 18 - Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]
18.	Subsequent Events

(a)	On March 20, 2013, the Company entered into a memorandum of agreement to acquire one LPG carrier named “Gas Inspiration”, which is scheduled to be delivered in May 2013.

(b)
On March 22, 2013, the Company entered into separate memoranda of agreement to acquire two LPG carriers under construction, named “Hull S514” and “Hull S515”, which are scheduled to be delivered in the first and second quarter of 2014, respectively.

(c)     On March 27, 2013, the Company entered into separate memoranda of agreement to acquire two additional LPG carriers named “Gas Alice” and “Gas Enchanted”, which are scheduled to be delivered in May 2013.

The aggregate purchase price for the above five vessels is $93,700,000.

Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Consolidation, Policy [Policy Text Block]
Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and include the accounts of StealthGas Inc. and its wholly owned subsidiaries. All inter-company balances and transactions have been eliminated upon consolidation.  Certain reclassifications have been made to the 2010 and 2011 statements of income to conform to the current year presentation.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates: The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive Income, Policy [Policy Text Block]
Other Comprehensive Income/(Loss): The Company follows the provisions of guidance regarding reporting comprehensive income which requires separate presentation of certain transactions, such as unrealized gains and losses from effective portion of cash flow hedges, which are recorded directly as components of stockholders’ equity.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company’s vessels operate in international shipping markets, which utilize the U.S. Dollar as the functional currency. The accounting books of the Company are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to reflect the period end exchange rates. Resulting gains or losses are separately reflected in the accompanying consolidated statements of income.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with original maturity of three months or less to be cash equivalents.
Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted Cash: Restricted cash reflects deposits with certain banks that can only be used to pay the current loan installments or which are required to be maintained as a certain minimum cash balance per mortgaged vessel. In the event that the obligation relating to such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets; otherwise they are classified as non-current assets.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Trade Receivables: The amount shown as trade receivables includes estimated recoveries from charterers for hire, freight and demurrage billings, net of allowance for doubtful accounts. At each balance sheet date, all potentially un-collectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts was required for any of the periods presented.

Receivables, Policy [Policy Text Block]
Claims Receivable: Claims receivable are recorded on the accrual basis and represent the claimable expenses, net of deductibles, incurred through each balance sheet date, for which recovery from insurance companies is probable and claim is not subject to litigation. Any remaining costs to complete the claims are included in accrued liabilities.

Inventory, Policy [Policy Text Block]
Inventories: Inventories consist of bunkers (for vessels under voyage charter) and lubricants. The cost is determined by the first-in, first-out method. The Company considers victualling and stores as being consumed when purchased and, therefore, such costs are expensed when incurred.

Vessels Acquisitions [Policy Text Block]
Vessels Acquisitions: Vessels are stated at cost, which consists of the contract price less discounts and any material expenses incurred upon acquisition (initial repairs, improvements, acquisition and expenditures made to prepare the vessel for its initial voyage). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels, or otherwise are charged to expenses as incurred. The Company records all identified tangible and intangible assets associated with the acquisition of a vessel or liabilities at fair value. Where vessels are acquired with existing time charters, the Company allocates the purchase price to the time charters based on the present value (using an interest rate which reflects the risks associated with the acquired charters) of the difference between (i) the contractual amounts to be paid pursuant to the charter terms and (ii) management’s estimate of the fair market charter rate, measured over a period equal to the remaining term of the charter. The capitalized above-market (assets) and below-market (liabilities) charters are amortized as a reduction and increase, respectively, to revenues over the remaining term of the charter.

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]
Impairment or Disposal of Long-lived Assets: The Company follows the Accounting Standards Codification (“ASC”) Subtopic 360-10, “Property, Plant and Equipment” (“ASC 360-10”), which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than their carrying amounts. If indicators of impairment are present, the Company performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets. If the carrying value of the related asset exceeds the undiscounted cash flows, the carrying value is reduced to its fair value and the difference is recorded as an impairment loss in the consolidated statements of income. Various factors including anticipated future charter rates, estimated scrap values, future drydocking costs and estimated vessel operating costs are included in this analysis. These factors are based on historical trends as well as future expectations. Undiscounted cashflows are determined by considering the revenues from existing charters for those vessels that have long term employment and when there is no charter in place the estimates based on historical average rates with an annual increase of 2%. The Company also assumes an average annual inflation rate of 3% for operating expenses. No impairment loss was identified or recorded for the years ended December 31, 2010, 2011 and 2012.

Depreciation, Depletion, and Amortization [Policy Text Block]
Vessels’ Depreciation: The cost of each of the Company’s vessels is depreciated on a straight-line basis over the vessel’s remaining economic useful life, after considering the estimated residual value. Management estimates the useful life of each of the Company’s LPG carriers to be 30 years and product and aframax tankers, to be 25 years, from the date of their construction.

Property, Plant and Equipment, Policy [Policy Text Block]
Assets Held for Sale: It is the Company’s policy to dispose of vessels when suitable opportunities occur and not necessarily to keep them until the end of their useful life. The Company classifies vessels as being held for sale when the following criteria are met: (i) management possessing the necessary authority has committed to a plan to sell the vessels, (ii) the vessels are available for immediate sale in their present condition, (iii) an active program to find a buyer and other actions required to complete the plan to sell the vessels have been initiated, (iv) the sale of the vessels is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year and (v) the vessels are being actively marketed for sale at a price that is reasonable in relation to their current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These vessels are not depreciated once they meet the criteria to be classified as held for sale. Furthermore, in the period a vessel meets the held for sale criteria in accordance with ASC 360-10, a loss is recognized for any reduction of the vessel’s carrying amount to its fair value less cost to sell. No such losses were identified as of December 31, 2011 and 2012 (Note 6).

Trade Accounts Payable [Policy Text Block]
Trade Accounts Payable: The amount shown as trade accounts payable at the balance sheet date includes payables to suppliers of port services, bunkers, and other goods and services payable by the Company.

Segment Reporting, Policy [Policy Text Block]
Segment Reporting: The Company reports financial information and evaluates its operations by total charter revenues and not by the type of vessel, length of vessel employment, customer or type of charter. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus, the Company has determined that it operates under one reportable segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

Accounting For Special Survey and Dry-Docking Costs [Policy Text Block]	Accounting for Special Survey and Dry-docking Costs: Special survey and dry-docking costs and all non-capitalizable repair and maintenance expenses are expensed in the period incurred.
Deferred Charges, Policy [Policy Text Block]
Deferred Finance Charges: Fees incurred for obtaining new loans or refinancing existing ones are deferred and amortized to interest expense over the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced are expensed in the period the repayment or refinancing is made.

Pension and Other Postretirement Plans, Policy [Policy Text Block]
Pension and Retirement Benefit Obligations — Crew: The ship-owning companies included in the consolidation employ the crew on board under short-term contracts (usually up to seven months) and accordingly, they are not liable for any pension or any post-retirement benefits.

Revenue Recognition, Policy [Policy Text Block]
Accounting for Revenue and Related Expenses: The Company generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered using either voyage charters, where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified charter rate, or time and bareboat charters, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily or monthly charter hire rate payable monthly in advance. If a charter agreement exists and the price is fixed, service is provided and collection of the related revenue is reasonably assured, revenue is recognized as it is earned ratably on a straight-line basis over the duration of the period of each voyage or period charter. A voyage is deemed to commence upon the completion of discharge of the vessel’s previous cargo and is deemed to end upon the completion of discharge of the current cargo. Demurrage income represents payments by a charterer to a vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized ratably as earned during the related voyage charter’s duration period. Deferred income includes cash received prior to the balance sheet date and is related to revenue earned after such date.

Voyage expenses comprise commissions, bunkers and port expenses and are unique to a particular charter. Commissions in all cases are paid by the Company and are recognized on a pro-rata basis. All other voyage expenses are paid by the charterer under time charter arrangements or by the Company under voyage charter arrangements and are recognized as incurred.

 Vessel operating expenses comprise all expenses relating to the operation of the vessel, including crewing, repairs and maintenance, insurance, stores, lubricants and miscellaneous expenses. Vessel operating expenses are paid by the Company and are accounted for on an accrual basis.

Under a bareboat charter, the charterer assumes responsibility for all voyage and vessel operating expenses and risk of operation.

Lease, Policy [Policy Text Block]
Leasing: Leases are classified as capital leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock Incentive Plan: Share-based compensation includes vested and non-vested shares granted to employees and to non-employee directors, for their services as directors and is included in General and administrative expenses in the consolidated statements of income. These shares are measured at their fair value, which is equal to the market value of the Company’s common stock on the grant date. The shares that do not contain any future service vesting conditions are considered vested shares and a total fair value of such shares is recognized in full on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and a total fair value of such shares is recognized over the vesting period on a straight-line basis over the requisite service period for each separate portion of the award as if the award was, in substance, multiple awards (graded vesting attribution method). In addition, non-vested awards granted to non-employees are measured at their then-current fair value as of the financial reporting dates until non-employees complete the service (Note 13).

Earnings Per Share, Policy [Policy Text Block]
Earnings per Share: Basic earnings per share are computed under the two-class method by dividing net income by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. Dilution has been computed by the treasury stock method whereby all of the Company’s dilutive securities are assumed to be exercised or converted and the proceeds used to repurchase common shares at the weighted average market price of the Company’s common stock during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) are included in the denominator of the diluted earnings per share computation to the extent these are not anti-dilutive. (Note 14).

Derivatives, Policy [Policy Text Block]
Derivatives: The Company is party to interest swap agreements where it receives a floating interest rate and pays a fixed interest rate for a certain period in exchange. The Company designates its derivatives based upon guidance on ASC 815, “Derivatives and Hedging” which establishes accounting and reporting requirements for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The guidance on accounting for certain derivative instruments and certain hedging activities requires all derivative instruments to be recorded on the balance sheet as either an asset or liability measured at its fair value, with changes in fair value recognized in earnings unless specific hedge accounting criteria are met.

(i) Hedge Accounting: At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy undertaken for the hedge. The documentation includes identification of the hedging instrument, hedged item or transaction, the nature of the risk being hedged and how the entity will assess the hedging instrument’s effectiveness in offsetting exposure to changes in the hedged item’s cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed on an ongoing basis to determine whether they actually have been highly effective throughout the financial reporting periods for which they were designated.

Contracts which meet the strict criteria for hedge accounting are accounted for as cash flow hedges. A cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability, or a highly probable forecasted transaction that could affect profit or loss.

The effective portion of the gain or loss on the hedging instrument is recognized directly as a component of “Accumulated other comprehensive income” in equity, while any ineffective portion, if any, is recognized immediately in current period earnings.

The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no longer meets the criteria for hedge accounting or designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in the statement of income. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to net profit or loss for the year as a component of “Loss on derivatives”.

(ii) Other Derivatives: Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in current period earnings.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements: There are no recent accounting pronouncements the adoption of which would have a material effect on the Company’s consolidated financial statements in the current period.

Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Year ended December 31,
Charterer	2010	2011	2012
A	10%	—	—
B	12%	14%	12%
C	11%	—	—
D	10%	—	—

Note 4 - Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventory, Current [Table Text Block]
	December 31,
	2011	2012

Bunkers	1,325,541	1,854,589
Lubricants	1,090,567	1,297,818
Total	2,416,108	3,152,407

Note 5 - Advances for Vessels Under Construction and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012

Balance, December 31, 2010	37,273,199
Advances for vessels under construction and acquisitions	52,797,646
Capitalized interest	557,565
Capitalized expenses	1,625,979
Vessels delivered	(69,906,578)
Balance, December 31, 2011	22,347,811
Advances for vessels under construction and acquisitions	61,632,129
Capitalized interest	281,484
Capitalized expenses	721,220
Vessels delivered	(65,661,599)
Balance, December 31, 2012	19,321,045

Note 6 - Vessels, Net and Vessels Held for Sale (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	Vessel cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2010	702,016,175	(98,951,164)	603,065,011
Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)	69,906,578	—	69,906,578
Held for sale	(1,310,488)	389,203	(921,285)
Disposals	(41,160,174)	10,504,963	(30,655,211)
Depreciation for the year	—	(27,562,120)	(27,562,120)
Balance, December 31, 2011	729,452,091	(115,619,118)	613,832,973
Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)	65,661,599	—	65,661,599
Disposals	(18,811,000)	2,727,787	(16,083,213)
Depreciation for the year	—	(28,776,688)	(28,776,688)
Balance, December 31, 2012	776,302,690	(141,668,019)	634,634,671

Note 8 - Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
	2011	2012

Interest on long-term debt	1,377,794	1,295,929
Administrative expenses	419,027	306,058
Vessel operating and voyage expenses	2,952,341	1,253,183
Total	4,749,162	2,855,170

Note 10 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Debt [Table Text Block]
Term Loans		Original	December 31,	Movement in 2012		December 31,
Issue Date	Maturity Date	amount	2011	Additions	Repayments	2012
December 5, 2005	May 30, 2016	100,067,500	46,831,735	-	(6,409,852)	40,421,883
May 17, 2006	May 9, 2016	79,850,000	27,297,823	-	(4,797,823)	22,500,000
June 6, 2006	June 28, 2016	6,580,000	3,184,720	-	(473,760)	2,710,960
June 21, 2007	December 21, 2017	49,875,000	34,600,514	-	(3,755,500)	30,845,014
February 12, 2008	February 19, 2020	40,250,000	29,375,000	-	(2,500,000)	26,875,000
July 30, 2008	November 4, 2020	33,240,000	27,423,000	-	(1,939,000)	25,484,000
Octrober 9, 2008	October 9, 2020	29,437,000	24,285,502	-	(14,075,502)	10,210,000
January 30, 2009	July 20, 2016	45,000,000	40,750,000	-	(3,400,000)	37,350,000
February 18, 2009	July 5, 2014	32,200,000	26,130,423	-	(2,514,164)	23,616,259
February 19, 2009	July 14, 2019	29,250,000	23,850,000	-	(1,770,000)	22,080,000
June 25, 2009	July 2, 2014	26,700,000	19,589,464	-	(2,155,268)	17,434,196
February 1, 2011	September 1, 2018	49,400,000	47,750,000	-	(3,300,000)	44,450,000
March 1, 2011	June 20, 2020	43,250,000	-	43,250,000	(1,875,000)	41,375,000
Total			351,068,181	43,250,000	(48,965,869)	345,352,312
Current portion of long-term debt			33,166,887			35,787,544
Current portion of long-term debt associated with vessel held for sale			791,823			-
Long term debt			317,109,471			309,564,768

Schedule of Maturities of Long-term Debt [Table Text Block]
December 31,	Amount

2013	35,787,544
2014	67,499,135
2015	32,231,626
2016	76,293,507
2017	28,461,500
Thereafter	105,079,000
Total	345,352,312

Note 11 - Derivatives and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
		December 31,
		2011		2012
Derivatives not designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives

Interest Rate Swap Agreements	Current liabilities — Fair value of derivatives	—	—	—	539,904
Interest Rate Swap Agreements	Non current liabilities — Fair value of derivatives	—	9,401,798	—	5,409,337
Total derivatives not designated as hedging instruments		—	9,401,798	—	5,949,241

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
		Year Ended December 31,
Derivatives not designated as hedging instruments	Location of Gain/(Loss) Recognized	2010	2011	2012

Interest Rate Swap — Reclassification from OCI	Loss on derivatives	(481,515)	(527,627)	54,340
Interest Rate Swap — Change in Fair Value	Loss on derivatives	(1,274,421)	2,200,415	3,452,556
Interest Rate Swap — Realized loss	Loss on derivatives	(6,087,631)	(5,497,478)	(4,593,154)
Foreign Currency Contract — Change in Fair Value	Loss on derivatives	1,771,929	(5,407,633)	—
Foreign Currency Contract — Realized gain	Loss on derivatives	—	6,300,919	—
Total loss on derivatives		(6,071,638)	(2,931,404)	(1,086,258)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
		Fair Value Measurements Using
Description	Fair Value as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Liabilities:
Interest Rate Swap Agreements	(9,401,798)	—	(9,401,798)	—
Total	(9,401,798)	—	(9,401,798)	—
		Fair Value Measurements Using
Description	Fair Value as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Liabilities:
Interest Rate Swap Agreements	(5,949,241)	—	(5,949,241)	—
Total	(5,941,241)	—	(5,941,241)	—

Note 13 - Equity Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	Number of restricted shares	Weighted average grant date fair value per non-vested share

Non-vested, January 1, 2012	—	—
Granted	74,761	7.26
Vested	—	—
Forfeited	—	—
Non-vested, December 31, 2012	74,761	7.26

Note 14 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	Year Ended December 31,
	2010	2011	2012

Numerator
Net income	11,093,191	8,549,791	28,958,487
Less: Dividends declared and undistributed earnings allocated to non-vested shares	(16,469)	—	(11,220)
Net income attributable to common shareholders, basic	11,076,722	8,549,791	28,947,267

Denominator
Weighted average number of shares outstanding, basic and diluted	21,539,331	20,909,154	20,552,568
Earnings per share, basic and diluted	0.51	0.41	1.41

Note 15 - Voyage Expenses and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Voyage Expenses [Table Text Block]
	Year ended December 31,
Voyage Expenses	2010	2011	2012

Port expenses	2,652,235	2,221,470	1,749,565
Bunkers	7,868,829	11,554,144	7,253,583
Commissions	3,009,512	3,272,922	3,304,220
Other voyage expenses	149,432	780,684	396,382
Total	13,680,008	17,829,220	12,703,750

Vessels' Operating Expenses [Table Text Block]
	Year ended December 31,
Vessels’ Operating Expenses	2010	2011	2012

Crew wages and related costs	23,998,949	22,044,479	19,304,929
Insurance	1,623,582	1,410,889	1,260,289
Repairs and maintenance	4,814,718	4,940,185	3,026,513
Spares and consumable stores	5,838,470	5,886,002	5,313,053
Miscellaneous expenses	2,062,344	2,276,598	1,687,193
Total	38,338,063	36,558,153	30,591,977

Note 1 - Basis of Presentation and General Information (Detail) - Charterers Percentage of Revenue	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Charterer A [Member]
Charterer			10.00%
Charterer B [Member]
Charterer	12.00%	14.00%	12.00%
Charterer C [Member]
Charterer			11.00%
Charterer D [Member]
Charterer			10.00%

Note 2 - Significant Accounting Policies (Detail)	12 Months Ended
Dec. 31, 2012
Number of Reportable Segments	1
LPG [Member]
Property, Plant and Equipment, Estimated Useful Lives	30
Product Carriers [Member]
Property, Plant and Equipment, Estimated Useful Lives	25

Note 3 -Transactions with Related Parties (Detail) (USD $)	12 Months Ended										1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Reimbursed Compensation Manager [Member]	Dec. 31, 2011 Reimbursed Compensation Manager [Member]	Dec. 31, 2010 Reimbursed Compensation Manager [Member]	Dec. 31, 2012 Office Space Rent [Member]	Dec. 31, 2011 Office Space Rent [Member]	Dec. 31, 2010 Office Space Rent [Member]	Dec. 31, 2012 Emihar Petroleum Inc [Member]	Sep. 28, 2012 Affiliated Company [Member]	Dec. 31, 2012 Affiliated Company [Member]	Dec. 31, 2012 Additional Charge Per Day For Superintendent Engineers Onboard The Vessel [Member]	Dec. 31, 2012 Superintendent Fees [Member]	Dec. 31, 2011 Superintendent Fees [Member]	Dec. 31, 2010 Superintendent Fees [Member]	Dec. 31, 2012 Commission Expenses [Member]	Dec. 31, 2011 Commission Expenses [Member]	Dec. 31, 2010 Commission Expenses [Member]	Dec. 31, 2012 Vessels' Operating Expenses [Member]
Management Fee Per Day Per Vessel	$ 440
Management Fee Per Day Per Vessel Under Bareboat Charter	125
Vessel Brokerage Commission Pecentage	1.25%
Vessel Brokerage Commission	1,472,410	1,474,495	1,396,877
Professional and Contract Services Expense	4,315,720	4,760,865	5,184,055
Related Party Transaction, Expenses from Transactions with Related Party													500	175,500	208,000	0
Sales and Purchase Broker Commission Fee Percentage	1.00%
Salesand Purchase Broker Commission Fee	634,479	621,745	565,000
Net (gain) loss on sale of vessels																	192,000	258,500	381,300
General and Administrative Expense	2,838,759	2,646,418	3,031,491	1,552,541	1,192,266	1,311,363
Due to Related Parties, Current	7,288,899	7,874,990
Related Party Transaction, Amounts of Transaction							76,420	57,850	55,214											1,741,802
Revenue from Related Parties	4,364,992									4,364,992
Vessel Purchase Price												96,000,000
Advances Percentage For Vessels Under Construction Acquisitions											20.00%
Advances for vessels under construction and acquisitions	$ 61,632,129	$ 52,797,646									$ 19,200,000

Note 4 - Inventories (Detail) - Inventory (USD $)	Dec. 31, 2012	Dec. 31, 2011
Bunkers	$ 1,854,589	$ 1,325,541
Lubricants	1,297,818	1,090,567
Total	$ 3,152,407	$ 2,416,108

Note 5 - Advances for Vessels Under Construction and Acquisitions (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Feb. 25, 2008 Five LPG Carriers [Member] USD ($)	Feb. 25, 2008 Five LPG Carriers [Member] JPY (¥)
	$ 19,321,045	$ 22,347,811	$ 37,273,199
Contractual Obligation (in Yen)				124,486,017	12,008,000,000
Contractual Obligation				124,486,017	12,008,000,000
Reduction in Contract Price, Percentage	5.00%
Advance Payments for Construction	$ 42,432,106	$ 52,797,646

Note 5 - Advances for Vessels Under Construction and Acquisitions (Detail) - Advances for Vessels Under Construction and Acquisitions (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance, December 31	$ 22,347,811	$ 37,273,199
Advances for vessels under construction	61,632,129	52,797,646
Capitalized interest	281,484	557,565	556,314
Capitalized expenses	721,220	1,625,979
Vessels delivered	(65,661,599)	(69,906,578)
Balance, December 31	$ 19,321,045	$ 22,347,811	$ 37,273,199

Note 6 - Vessels, Net and Vessels Held for Sale (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2011 Gas Elixir, Gas Cerberus, and Gas Myth [Member]	Dec. 31, 2011 Gas Shanghai, Gas Chios, Gas Czar, and Gas Nemesis [Member]	Dec. 31, 2011 Vessels [Member]	Dec. 23, 2011 Gas Tiny [Member]	Dec. 31, 2011 Gas Tiny [Member]	Dec. 16, 2011 Gas Tiny [Member]	Dec. 31, 2012 Gas Husky and Gas Esco [Member]	Dec. 31, 2012 Gas Kalogeros [Member]	Dec. 31, 2012 Gas Tiny and Gas Kalogeros [Member]
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds		$ 69,906,578	$ 25,850,000				$ 2,400,000	$ 65,661,599	$ 16,800,000
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Pretax				5,654,178						1,372,409
Assets Held-for-sale, Current	921,285					921,285
Percentage of Selling Price Received As Deposit					10.00%
Amount of Selling Price Received as Deposit					$ 240,000

Note 6 - Vessels, Net and Vessels Held for Sale (Detail) - Vessels, Net and Vessels Held for Sale (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance, December 31	$ 729,452,091	$ 702,016,175
Balance, December 31	(115,619,118)	(98,951,164)
Balance, December 31	613,832,973	603,065,011
Acquisitions (transfer from Advances for Vessels under Construction)	65,661,599	69,906,578
Held for sale		(1,310,488)
Held for sale		389,203
Held for sale		(921,285)
Disposals	(18,811,000)	(41,160,174)
Disposals	2,727,787	10,504,963
Disposals	(16,083,213)	(30,655,211)
Depreciation for the year	(28,776,688)	(27,562,120)
Balance, December 31	776,302,690	729,452,091
Balance, December 31	(141,668,019)	(115,619,118)
Balance, December 31	$ 634,634,671	$ 613,832,973

Note 7 - Deferred Finance Charges (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Finance Costs, Gross	$ 3,081,644	$ 3,081,644
Amortization of Financing Costs	$ 412,138	$ 395,446	$ 508,686

Note 8 - Accrued Liabilities (Detail) - Accrued Liabilities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Interest on long-term debt	$ 1,295,929	$ 1,377,794
Administrative expenses	306,058	419,027
Vessel operating and voyage expenses	1,253,183	2,952,341
Total	$ 2,855,170	$ 4,749,162

Note 9 - Deferred Income (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Revenue, Current	$ 3,129,671	$ 2,789,186

Note 10 - Long-term Debt (Detail) (USD $)	0 Months Ended						12 Months Ended						12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended		2 Months Ended	0 Months Ended	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	16 Months Ended
	Sep. 06, 2012	Jun. 21, 2012	Jan. 12, 2012	Sep. 23, 2011	Apr. 20, 2011	Mar. 01, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Amount After Waiver [Member]	Dec. 31, 2012 Minimum [Member] Term Loan [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member] Term Loan [Member]	Dec. 31, 2012 Maximum [Member]	Sep. 06, 2012 Not To Exceed [Member]	Dec. 31, 2012 Not To Exceed [Member]	Sep. 06, 2012 Lesser of [Member] DVB Bank [Member] Condition Met At Delivery [Member]	Sep. 06, 2012 Lesser of [Member] DVB Bank [Member] Condition Not Being Met [Member]	Feb. 29, 2012 BNP Paribas [Member]	May 10, 2012 Emporiki Bank [Member]	May 19, 2011 Term Loan - Supplemental Agreement [Member]	Dec. 31, 2013 Term Loan - Supplemental Agreement [Member]	Dec. 31, 2012 Term Loan - Supplemental Agreement [Member]	Jun. 30, 2013 Term Loan - Supplemental Agreement [Member]	Mar. 31, 2012 Term Loan - Supplemental Agreement [Member]	Aug. 31, 2012 Term Loan - Supplemental Agreement [Member]	Apr. 08, 2011 Term Loan - Supplemental Agreement [Member]
Debt Instrument, Increase, Additional Borrowings		$ 21,500,000	$ 21,750,000	$ 16,500,000	$ 16,400,000	$ 16,500,000	$ 43,250,000										$ 67,200,000	$ 62,500,000
Debt Instrument, Basis Spread on Variable Rate												0.70%		3.00%													1.90%
Value to Loan Ratio							125.00%			110.00%	110.00%		130.00%									125.00%	125.00%	110.00%	110.00%
Repayments of Debt																			791,823	12,826,919	1,500,000
Balloon Payment																											9,375,000
Required Loan Payment																										625,000
Percentage of Total Debt To Total Maket Value Adjusted Assets															80.00%
EBITDA to Interest Expense							2.5:1
Required Ownership Percentage							15.00%
Cash	1,300,000
Percentage of Dividends Paid To Free Cash Flow																50.00%
Debt, Weighted Average Interest Rate							2.39%	2.23%	2.20%
Interest Expense, Debt							9,035,248	7,864,282	7,418,572
Interest Costs Capitalized							281,484	557,565	556,314
Line of Credit Facility, Amount Outstanding							26,875,000
Cash Collateral for Borrowed Securities							$ 3,700,000
Percentage of Fair Market Value of Vessel Subject to the Minimum Employment Condition																	70.00%	65.00%
Percentage of Fair Market Value of Vessel Subject to the Minimum Employment Condition																	70.00%	65.00%
Debt Instrument Number of Quarterly Installments	28 months

Note 10 - Long-term Debt (Detail) - Long-term Debt (USD $)	0 Months Ended					12 Months Ended
	Jun. 21, 2012	Jan. 12, 2012	Sep. 23, 2011	Apr. 20, 2011	Mar. 01, 2011	Dec. 31, 2012	Dec. 31, 2011
Balance						$ 345,352,312	$ 351,068,181
Additions	21,500,000	21,750,000	16,500,000	16,400,000	16,500,000	43,250,000
Repayments						(48,965,869)
Current portion of long-term debt						35,787,544	33,166,887
Current portion of long-term debt associated with vessel held for sale							791,823
Long term debt						309,564,768	317,109,471
Term Loan 1 [Member]
Original Amount						100,067,500
Balance						40,421,883	46,831,735
Repayments						(6,409,852)
Loan Agreement Date						May 30, 2016
Term Loan 2 [Member]
Original Amount						79,850,000
Balance						22,500,000	27,297,823
Repayments						(4,797,823)
Loan Agreement Date						May 9, 2016
Term Loan 3 [Member]
Original Amount						6,580,000
Balance						2,710,960	3,184,720
Repayments						(473,760)
Loan Agreement Date						Jun 28, 2016
Term Loan 4 [Member]
Original Amount						49,875,000
Balance						30,845,014	34,600,514
Repayments						(3,755,500)
Loan Agreement Date						Dec 21, 2017
Term Loan 5 [Member]
Original Amount						40,250,000
Balance						26,875,000	29,375,000
Repayments						(2,500,000)
Loan Agreement Date						Feb 19, 2020
Term Loan 6 [Member]
Original Amount						33,240,000
Balance						25,484,000	27,423,000
Repayments						(1,939,000)
Loan Agreement Date						Nov 4, 2020
Term Loan 7 [Member]
Original Amount						29,437,000
Balance						10,210,000	24,285,502
Repayments						(14,075,502)
Loan Agreement Date						Oct 9, 2020
Term Loan 8 [Member]
Original Amount						45,000,000
Balance						37,350,000	40,750,000
Repayments						(3,400,000)
Loan Agreement Date						Jul 20, 2016
Term Loan 9 [Member]
Original Amount						32,200,000
Balance						23,616,259	26,130,423
Repayments						(2,514,164)
Loan Agreement Date						Jul 5, 2014
Term Loan 10 [Member]
Original Amount						29,250,000
Balance						22,080,000	23,850,000
Repayments						(1,770,000)
Loan Agreement Date						Jul 14, 2019
Term Loan 11 [Member]
Original Amount						26,700,000
Balance						17,434,196	19,589,464
Repayments						(2,155,268)
Loan Agreement Date						Jul 2, 2014
Term Loan 12 [Member]
Original Amount						49,400,000
Balance						44,450,000	47,750,000
Repayments						(3,300,000)
Loan Agreement Date						Sep 1, 2018
Term Loan 13 [Member]
Original Amount						43,250,000
Balance						41,375,000
Additions						43,250,000
Repayments						$ (1,875,000)
Loan Agreement Date						Jun 20, 2020

Note 10 - Long-term Debt (Detail) - Principal Payments (USD $)	Dec. 31, 2012	Dec. 31, 2011
2013	$ 35,787,544
2014	67,499,135
2015	32,231,626
2016	76,293,507
2017	28,461,500
Thereafter	105,079,000
Total	$ 345,352,312	$ 351,068,181

Note 11 - Derivatives and Fair Value Disclosures (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative, Notional Amount	$ 124,869,347	$ 142,500,000
Derivative, Reference Rate LIBOR	0.48%
Foreign Currency Forward Contracts Converted, Amount	5,400,000,000
Derivative Instruments, Income Statement Location of Gain (Loss) Reclassified from Accumulated OCI	$54,340	$527,627	$481,515
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	$ 7,550
Minimum [Member]
Interest Rate Swap, Fixed Rate	2.77%
Maximum [Member]
Interest Rate Swap, Fixed Rate	4.73%

Note 11 - Derivatives and Fair Value Disclosures (Detail) - Financial Instruments (USD $)	Dec. 31, 2012	Dec. 31, 2011
Interest Rate Swap Agreements	$ 539,904
Interest Rate Swap Agreements	5,409,337	9,401,798
Total derivatives not designated as hedging instruments	5,949,241	9,401,798
Not Designated as Hedging Instrument [Member]
Interest Rate Swap Agreements	539,904
Interest Rate Swap Agreements	$ 5,409,337	$ 9,401,798

Note 11 - Derivatives and Fair Value Disclosures (Detail) - Effect of Derivative Instruments on the Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total loss on derivatives	$ (1,086,258)	$ (2,931,404)	$ (6,071,638)
Other Comprehensive Income (Loss) [Member] | Interest Rate Swap [Member]
Interest Rate Swap — Reclassification from OCI	54,340	(527,627)	(481,515)
Interest Rate Swap — Change in Fair Value	3,452,556	2,200,415	(1,274,421)
Interest Rate Swap — Realized loss	(4,593,154)	(5,497,478)	(6,087,631)
Other Comprehensive Income (Loss) [Member] | Foreign Exchange Future [Member]
Foreign Currency Contract — Change in Fair Value		(5,407,633)	1,771,929
Foreign Currency Contract — Realized gain		$ 6,300,919

Note 11 - Derivatives and Fair Value Disclosures (Detail) - Fair Values for Assets and Liabilities Measured on a Recurring Basis (USD $)	Dec. 31, 2012	Dec. 31, 2011
Interest Rate Swap Agreements	$ (5,949,241)	$ (9,401,798)
Total	(5,941,241)	(9,401,798)
Fair Value, Inputs, Level 2 [Member]
Interest Rate Swap Agreements	(5,949,241)	(9,401,798)
Total	$ (5,941,241)	$ (9,401,798)

Note 12 - Common Stock and Additional Paid-in Capital (Detail) (USD $)	1 Months Ended		6 Months Ended	7 Months Ended		12 Months Ended
	Mar. 22, 2010	Jul. 18, 2007	Jul. 18, 2007	Aug. 01, 2007	Aug. 03, 2006	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2005	Dec. 31, 2012
Common Stock, Shares Authorized						100,000,000			100,000,000
Stock Issued During Period, Shares, New Issues				460,105	400,000			8,000,000
Common Stock, Shares, Outstanding						20,552,568		14,000,000	20,627,329
Sale of Stock, Price Per Share (in Dollars per share)		$ 18	$ 18		$ 12.54
Proceeds from Issuance or Sale of Equity (in Dollars)		$ 7,200,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.01	$ 0.01	$ 0.01		$ 0.01			$ 0.01
Proceeds from Issuance of Common Stock (in Dollars)			129,600,000	8,281,890
Proceeds From Issuance of Equity, Net of Issuance Costs (in Dollars)			121,932,958	7,826,386
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,080,000	1,080,000
Stock Repurchase Program, Authorized Amount (in Dollars)	$ 15,000,000
Stock Repurchased During Period, Shares						551,646	1,205,229
Treasury Stock Acquired, Average Cost Per Share (in Dollars per share)						$ 4.05	$ 5.21

Note 13 - Equity Compensation Plan (Detail) (USD $)	3 Months Ended	7 Months Ended	11 Months Ended		12 Months Ended
	Mar. 18, 2008	Aug. 14, 2007	Nov. 22, 2012	Nov. 20, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					74,761
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)					$ 7.26
Share-based Compensation (in Dollars)					$ 31,268	$ 4,071	$ 154,442
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)					511,498
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition					1 year 9 months
The Plan [Member]
Common Stock Reserved Percentage					10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					324,766
Non-Vested Restricted Shares [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				9,396
Non-Vested Restricted Shares [Member] | Certain Employees of the Manager [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				16,609
Non-Vested Restricted Shares [Member] | October 1, 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		54,000
Non-Vested Restricted Shares [Member] | October 1, 2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		29,000
Non-Vested Restricted Shares [Member] | October 1, 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		29,000
Non-Vested Restricted Shares [Member] | October 31, 2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				54,000
Non-Vested Restricted Shares [Member] | October 31, 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				29,000
Non-Vested Restricted Shares [Member] | October 31, 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				29,000
Non-Vested Restricted Shares [Member] | March 18, 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	13,003
Non-Vested Restricted Shares [Member] | March 18, 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	6,501
Non-Vested Restricted Shares [Member] | March 18, 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	6,501
Non-Vested Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		112,000	74,761	112,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 13.52	$ 17.1		$ 15.95	$ 7.26
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years	3 years		3 years
Share-based Compensation (in Dollars)					31,268	4,071	154,442
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value (in Dollars)					$ 0	$ 38,551	$ 172,110

Note 13 - Equity Compensation Plan (Detail) - Non-Vested Restricted Shares (USD $)	12 Months Ended
Dec. 31, 2012
Granted	74,761
Granted (in Dollars per share)	$ 7.26
Number of restricted shares	74,761
Weighted average grant date fair value per non-vested share (in Dollars per share)	$ 7.26

Note 14 - Earnings Per Share (Detail)	12 Months Ended
	Dec. 31, 2011 Vested Shares [Member]	Dec. 31, 2012 Non-Vested Restricted Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,501	74,761

Note 14 - Earnings Per Share (Detail) - Basic and Diluted Earnings Per Share Calculation (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator
Net income	$ 28,958,487	$ 8,549,791	$ 11,093,191
Less: Dividends declared and undistributed earnings allocated to non-vested shares	(11,220)		(16,469)
Net income attributable to common shareholders, basic	$ 28,947,267	$ 8,549,791	$ 11,076,722
Denominator
Weighted average number of shares outstanding, basic and diluted (in Shares)	20,552,568	20,909,154	21,539,331
Earnings per share, basic and diluted (in Dollars per share)	$ 1.41	$ 0.41	$ 0.51

Note 15 - Voyage Expenses and Vessel Operating Expenses (Detail) - Voyage Expenses (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Voyage expenses	$ 12,703,750	$ 17,829,220	$ 13,680,008
Port Expenses [Member]
Voyage expenses	1,749,565	2,221,470	2,652,235
Bunkers [Member]
Voyage expenses	7,253,583	11,554,144	7,868,829
Commissions [Member]
Voyage expenses	3,304,220	3,272,922	3,009,512
Other Voyage Expenses [Member]
Voyage expenses	$ 396,382	$ 780,684	$ 149,432

Note 15 - Voyage Expenses and Vessel Operating Expenses (Detail) - Vessels' Operating Expenses (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Crew wages and related costs	$ 19,304,929	$ 22,044,479	$ 23,998,949
Insurance	1,260,289	1,410,889	1,623,582
Repairs and maintenance	3,026,513	4,940,185	4,814,718
Spares and consumable stores	5,313,053	5,886,002	5,838,470
Miscellaneous expenses	1,687,193	2,276,598	2,062,344
Total	$ 30,591,977	$ 36,558,153	$ 38,338,063

Note 17 - Commitments and Contingencies (Detail) (USD $)	15 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of Vessels Under Construction						4
Purchase Commitment, Remaining Minimum Amount Committed						$ 76,800,000
Contractual Charter Revenue	$ 2,231,500	$ 10,810,030	$ 25,010,586	$ 49,324,023	$ 73,836,235

Note 18 - Subsequent Events (Detail) (Purchase of Five Vessels [Member], Subsequent Event [Member], USD $)	Mar. 31, 2013
Purchase of Five Vessels [Member] | Subsequent Event [Member]
Contractual Obligation	$ 93,700,000